787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

August 14, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Utilities, Infrastructure & Power Opportunities Trust

Investment Company Act File No. 811-22606

Ladies and Gentlemen:

On behalf of BlackRock Utilities, Infrastructure & Power Opportunities Trust (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, electronically transmitted herewith is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Fund of additional common shares of beneficial interest, par value $0.001 per share (“Common Shares”) and rights to purchase Common Shares on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act. The Fund is currently registering 5,000,000 Common Shares, but may increase such amount, and pay the additional registration fee in connection therewith, in a pre-effective amendment to the Registration Statement.

In accordance with Rule 111 under the 1933 Act, the Fund has sent by wire transfer to the Securities and Exchange Commission’s account at U.S. Bank the amount of $14,059.20 in payment of the required registration fee.

We request that the Staff review the Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience. At such time as the Fund responds to comments, it will file the remaining exhibits required by Form N-2, to the extent not filed as part of this filing.

The Fund relies on exemptive relief (1940 Act Rel. Nos. 28690 (notice) & 28719 (order)) under Section 19(b) of the 1940 Act that permits it to make periodic distributions of long-term capital gains with respect to its common stock as frequently as twelve times each year, and as frequently as distributions are specified in accordance with the terms of any outstanding preferred stock that it may issue.

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    PARIS     LONDON    FRANKFURT    BRUSSELS    MILAN    ROME

August 14, 2019

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8037.

Very truly yours,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC

Dean Caruvana, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP